Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Pension and Retiree Welfare Plans
(c) Pension and retiree welfare plans

	Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018
Changes in defined benefit obligation:
Opening balance	$4,675	$4,706	$640	$665
Current service cost	40	42	–	–
Past service cost – amendments and curtailments	–	18	–	12
Interest cost	182	165	25	24
Plan participants’ contributions	1	1	3	4
Actuarial losses (gains) due to:
Experience	8	–	(10)	(7)
Demographic assumption changes	–	35	–	(1)
Economic assumption changes	413	(250)	56	(56)
Benefits paid	(358)	(304)	(46)	(45)
Impact of changes in foreign exchange rates	(144)	262	(23)	44
Defined benefit obligation, December 31	$4,817	$4,675	$645	$640

	Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018
Change in plan assets:
Fair value of plan assets, opening balance	$4,190	$4,328	$610	$587
Interest income	164	153	25	21
Return on plan assets (excluding interest income)	529	(315)	25	(16)
Employer contributions	75	79	12	10
Plan participants’ contributions	1	1	3	4
Benefits paid	(358)	(304)	(46)	(45)
Administration costs	(9)	(9)	(2)	(2)
Impact of changes in foreign exchange rates	(136)	254	(29)	51
Fair value of plan assets, December 31	$4,45 6	$4,1 87	$598	$610

Summary of Amounts Recognized in Consolidated Statements of Financial Position
(d) Amounts recognized in the Consolidated Statements of Financial Position

	Pension plans		Retiree welfare plans
As at December 31,	2019	2018	2019	2018
Development of net defined benefit liability
Defined benefit obligation	$4,817	$4,675	$645	$640
Fair value of plan assets	4,453	4,190	598	610
Deficit ( s urplus)	364	485	47	30
Effect of asset limit (1)	4	9	–	–
Deficit (surplus) and net defined benefit liability (asset)	368	494	47	30
Deficit is comprised of:
Funded or partially funded plans	(391)	(248)	(120)	(121)
Unfunded plans	759	742	167	151
Deficit (surplus) and net defined benefit liability (asset)	$368	$494	$47	$30

(1)
In 2018, the Company recognized an impairment of $9 on the net defined benefit asset for one of its registered pension plans in Canada. This was due to benefit changes for future service which reduced the economic benefit that can be derived by the Company from the plan’s surplus.

Summary of Disaggregation of Defined Benefit Obligation
(e) Disaggregation of defined benefit obligation

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2019	2018	2019	2018	2019	2018	2019	2018
Active members	$550	$621	$31	$32	$301	$332	$25	$22
Inactive and retired members	2,529	2,431	447	457	1,437	1,291	142	129
Total	$3,079	$3,052	$478	$489	$1,738	$1,623	$167	$151

Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category
(f) Fair value measurements
The major categories of plan assets and the allocation to each category are as follows.

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2019	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$32	1%	$35	6%	$12	1%	$–	–
Equity securities (3)	563	19%	45	8%	311	21%	–	–
Debt securities	2,155	72%	511	85%	1,123	78%	–	–
Other investments (4)	255	8%	7	1%	2	0%	–	–
Total	$3,005	100%	$598	100%	$1,448	100%	$–	–

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2018	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$26	1%	$51	8%	$19	1%	$–	–
Equity securities (3)	500	17%	38	6%	269	20%	–	–
Debt securities	2,088	73%	514	85%	1,033	79%	–	–
Other investments (4)	252	9%	7	1%	3	0%	–	–
Total	$2,866	100%	$610	100%	$1,324	100%	$–	–

(1)
All the U.S. pension and retiree welfare plan assets have daily quoted prices in active markets, except for the private equity, timber and agriculture assets. In the aggregate, the latter assets represent approximately 7% of all U.S. pension and retiree welfare plan assets as at December 31, 2019 (2018 – 7%).

(2)
All the Canadian pension plan assets have daily quoted prices in active markets, except for the group annuity contract assets that represent approximately 0.1% of all Canadian pension plan assets as at December 31, 2019 (2018 – 0.2%).

(3)	Equity securities include direct investments in MFC common shares of $1.3 (2018 – $0.9) in the U.S. retiree welfare plan and $nil (2018 – $nil) in Canada.
(4)	Other U.S. plan assets include investment in private equity, timberland and agriculture, and managed futures. Other Canadian pension plan assets include investment in the group annuity contract.

Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans
(g) Net benefit cost recognized in the Consolidated Statements of Income
Components of the net benefit cost for the pension plans and retiree welfare plans were as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018
Defined benefit current service cost	$40	$42	$–	$–
Defined benefit administrative expenses	9	9	2	2
Past service cost – plan amendments and curtailments (1),(2)	–	18	–	12
Service cost	49	6 9	2	14
Interest on net defined benefit (asset) liability	18	12	–	3
Defined benefit cost	67	8 1	2	17
Defined contribution cost	80	78	–	–
Net benefit cost	$1 47	$15 9	$2	$17

(1)
Past service cost – plan amendments includes $8 for 2018 for a Canadian pension plan, reflecting a surplus sharing agreement between the Company and certain legacy employees in Canada, which received regulatory approval in 2018.

(2)
Past service cost – curtailments includes $22 for 2018 for the pension plans and retiree welfare plans in total, reflecting the cost of the voluntary exit and voluntary retirement programs described in section (a) of this note.

Summary of Re-measurement Effects Recognized in Other Comprehensive Income
(h)
Re-measurement
effects recognized in Other Comprehensive Income

	Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018
Actuarial gains (losses) on defined benefit obligations due to:
Experience	$(8)	$–	$10	$7
Demographic assumption changes	–	(35)	–	1
Economic assumption changes	(413)	250	(56)	56
Return on plan assets (excluding interest income)	529	(315)	25	(16)
Change in effect of asset limit	5	(9)	–	–
Total re-measurement effects	$113	$(109)	$(21)	$48

Summary of Key Assumptions Used by to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans
(i) Assumptions
The key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans were as follows.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018	2019	2018	2019	2018
To determine the defined benefit obligation at end of year (1) :
Discount rate	3.2%	4.3%	3.2%	4.3%	3.1%	3.8%	3.1%	3.8%
Initial health care cost trend rate (2)	n/a	n/a	7.5%	7.8%	n/a	n/a	5.6%	5.7%
To determine the defined benefit cost for the year (1) :
Discount rate	4.3%	3.6%	4.3%	3.6%	3.8%	3.5%	3.8%	3.6%
Initial health care cost trend rate (2)	n/a	n/a	7.8%	8.5%	n/a	n/a	5.7%	5.9%

(1)	Inflation and salary increase assumptions are not shown as they do not materially affect obligations and cost.
(2)
The health care cost trend rate used to measure the U.S. based retiree welfare obligation was 7.5% grading to 4.5% for 2032 and years thereafter (2018 – 7.8% grading to 5.0% for 2030) and to measure the net benefit cost was 7.8% grading to 5.0% for 2030 and years thereafter (2018 – 8.5% grading to 5.0% for 2032). In Canada, the rate used to measure the retiree welfare obligation was 5.6% grading to 4.8% for 2026 and years thereafter (2018 – 5.7% grading to 4.8% for 2026) and to measure the net benefit cost was 5.7% grading to 4.8% for 2026 and years thereafter (2018 – 5.9% grading to 4.8% for 2026).

Summary of Life Expectancies Underlying Values of Obligations in Defined Benefit Pension and Retiree Welfare Plans
Assumptions regarding future mortality are based on published statistics and mortality tables. The current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans are as follows.

As at December 31, 2019	U.S.	Canada
Life expectancy (in years) for those currently age 65
Males	22.6	23.7
Females	24.1	25.6
Life expectancy (in years) at age 65 for those currently age 45
Males	24.2	24.7
Females	25.7	26.5

Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions
(j) Sensitivity of assumptions on obligations
Assumptions used can have a significant effect on the obligations reported for defined benefit pension and retiree welfare plans. The potential impact on the obligations arising from changes in the key assumptions is set out in the following table. The sensitivities assume all other assumptions are held constant. In actuality, inter-relationships with other assumptions may exist.

As at December 31, 2019	Pension plans	Retiree welfare plans
Discount rate:
Impact of a 1% increase	$(443)	$(66)
Impact of a 1% decrease	525	80
Health care cost trend rate:
Impact of a 1% increase	n/a	20
Impact of a 1% decrease	n/a	(17)
Mortality rates (1)
Impact of a 10% decrease	136	14

(1)
If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a 10% decrease in mortality rates at each future age would be an increase in life expectancy at age 65 of 0.9 years for U.S. males and females and 0.8 years for Canadian males and females.

Summary of Weighted Average Duration of the Defined Benefit Obligations
(k) Maturity profile
The weighted average duration (in years) of the defined benefit obligations is as follows.

	Pension plans		Retiree welfare plans
As at December 31,	2019	2018	2019	2018
U.S. plans	9.3	8.8	9.7	9.0
Canadian plans	12.3	12.4	14.3	14.3

Summary of Cash Payments
(l) Cash flows – contributions
Total cash payments for all employee future benefits, comprised of cash contributed by the Company to funded defined benefit pension and retiree welfare plans, cash payments directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans, are as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018
Defined benefit plans	$75	$79	$12	$10
Defined contribution plans	80	78	–	–
Total	$155	$157	$12	$10